Financial assets and other receivables - Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Trade receivables	$ 295,678	$ 322,935
Less - allowance for doubtful debts	(1,187)	(1,006)
Trade receivables, net	294,491	321,929
Tax receivables(1)	36,852	25,244
Government grant receivables	88,092	27,701
Other receivables	6,039	6,199
Trade and other receivables	$ 425,474	$ 381,073